Acquisitions and Dispositions of Real Estate Property (Details)				1 Months Ended					2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 01, 2015 USD ($) property	Aug. 18, 2015 property	Aug. 14, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($) property	Jun. 30, 2015 property	May. 31, 2015 property	Jan. 31, 2015 USD ($) property	Aug. 17, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 property	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) property skilled_nursing_facility	Dec. 31, 2013 skilled_nursing_facility	Dec. 31, 2013 USD ($)	Dec. 31, 2013 senior_housing	Dec. 31, 2012 USD ($) skilled_nursing_facility
Business Acquisition [Line Items]
Number of properties acquired | skilled_nursing_facility																			2
Acquisition-related cost				$ 813,000					$ 178,000	$ 991,000		$ 561,000	$ 4,746,000	$ 964,000	$ 1,547,000		$ 0		$ 565,000
Number acquire properties with certain amended terms of master lease agreement | property							11
Loss before income taxes				12,856,000					$ 23,504,000	36,360,000		$ 33,310,000	111,676,000	120,372,000
Number of properties sold															1	3		4
Proceeds from real estate disposals													1,510,000	975,000	$ 975,000		$ 10,350,000		$ 0
2015 Acquisitions
Business Acquisition [Line Items]
Acquisition-related costs incurred				$ 6,100,000						$ 6,100,000			6,100,000
Acquisition-related cost													4,700,000	$ 800,000
Aggregate revenues during period of ownership													22,300,000
Loss before income taxes													$ 22,300,000
September 2015 Acquisition
Business Acquisition [Line Items]
Number of properties acquired | property	8
Total transaction value	$ 210,000,000
Aggregate purchase price	$ 190,000,000
Ventas, Inc.
Business Acquisition [Line Items]
Number of properties sold | property		1									1
Specialty Hospital | Ventas, Inc. | American Realty Capital Healthcare Trust, Inc.
Business Acquisition [Line Items]
Number of properties acquired | property								2
Senior Housing Communities | Ventas, Inc. | American Realty Capital Healthcare Trust, Inc.
Business Acquisition [Line Items]
Number of properties acquired | property								4
Skilled Nursing and Assisted Living Facilities | September 2015 Acquisition
Business Acquisition [Line Items]
Number of properties acquired | property	1
Skilled Nursing Facilities
Business Acquisition [Line Items]
Number of properties sold | property					1	1									1
Proceeds from real estate disposals					$ 1,500,000										$ 900,000
Gain (loss) on the sale of skilled nursing facility					$ 900,000
Skilled Nursing Facilities | September 2015 Acquisition
Business Acquisition [Line Items]
Number of properties acquired | property	7
Skilled Nursing Facilities | Ventas, Inc. | American Realty Capital Healthcare Trust, Inc.
Business Acquisition [Line Items]
Number of properties acquired | property								14
Skilled Nursing Facilities | Ventas, Inc. | Twelve Skilled Nursing Facilities, Acquired in 2015
Business Acquisition [Line Items]
Number of properties acquired | property								12
Aggregate purchase price								$ 234,900,000
Senior Care Centers, LLC | Unsecured Loans Receivable
Business Acquisition [Line Items]
Amount of loan receivable issued	$ 20,000,000
Term of loan receivable	5 years
Common Stock Par Value | Specialty Healthcare and Seniors Housing Valuation Firm
Business Acquisition [Line Items]
Acquisition completed for exchange of CCP shares (in shares) | shares			339,602
Duration of days prior to the six-month anniversary of the closing			30 days
Duration of the time after the closing of acquisition			6 months
Value of the common stock issued			$ 11,500,000